Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of fair value assumption - Unique Logistics International, Inc. [Member] - USD ($)	Feb. 28, 2023	May 31, 2022	May 31, 2021
Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of fair value assumption [Line Items]
Estimated capital raise amount (in Dollars)		$ 39,000,000	$ 2,400,000
Estimated time to capital raise		6 months	1 year
Measurement Input, Risk Free Interest Rate [Member]
Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of fair value assumption [Line Items]
Probability of capital raise	5.00%	1.60%	0.70%
Measurement Input Probability Of Capital Raise Rate [Member]
Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of fair value assumption [Line Items]
Probability of capital raise		53.90%	10.00%